UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Repurchase Agreements (33.7%)
$133,605	Barclays Capital LLC, (dated 09/30/09; proceeds $133,605,111; fully collateralized by U.S. Treasury Note, 2.375% due 09/30/14; valued at $136,227,161)	0.03%	10/01/09	$133,605,000
200,000	BNP Paribas Securities, (dated 09/30/09; proceeds $200,000,333; fully collateralized by Federal National Mortgage Assoc. 4.00% - 8.00% due 03/01/20 - 09/01/39 and Federal Home Loan Mortgage Corp. 4.50% - 8.00% due 04/01/10 - 09/01/39; valued at $206,000,000)	0.06	10/01/09	200,000,000
30,000	Deutsche Bank Securities, (dated 09/15/09; proceeds $30,002,692; fully collateralized by Federal National Mortgage Assoc. 6.00% due 08/01/37; valued at $30,900,001)	0.19	10/02/09	30,000,000
30,000	Deutsche Bank Securities, (dated 09/18/09; proceeds $30,001,750; fully collateralized by Federal National Mortgage Assoc. 7.00% due 04/01/37; valued at $30,900,000)	0.15	10/08/09	30,000,000
20,000	Deutsche Bank Securities, (dated 09/30/09; proceeds $20,000,078; fully collateralized by Federal National Mortgage Assoc. 4.50% due 06/01/23; valued at $20,600,000)	0.14	10/23/09	20,000,000
	Total Repurchase Agreements (Cost $413,605,000)			413,605,000

	U.S. Government Agencies - Floating Rate Notes (27.6%)
20,000	Federal Farm Credit Banks	0.13 (a)	12/25/09 (b)	19,996,873
299,500	Federal Home Loan Banks	0.14-0.54 (a)	10/02/09- 12/08/09 (b)	299,458,624
20,000	Federal Home Loan Mortgage Corp.	0.14 (a)	10/16/09 (b)	19,998,966
	Total U.S. Government Agencies - Floating Rate Notes (Cost $339,454,463)			339,454,463

	U.S. Government Agencies - Discount Notes (22.0%)
189,534	Federal Home Loan Banks	0.15-0.74	10/07/09- 02/26/10	189,390,647
46,279	Federal Home Loan Mortgage Corp.	0.19-0.21	11/02/09- 12/07/09	46,267,650
34,600	Federal National Mortgage Assoc.	0.25-0.46	12/28/09- 06/01/10	34,540,433
	Total U.S. Government Agencies - Discount Notes (Cost $270,198,730)			270,198,730

	U.S. Government Agencies - Debenture Bonds (11.2%)
102,000	Federal Home Loan Banks	0.27-0.88	10/02/09- 07/20/10	102,340,477
19,555	Federal Home Loan Mortgage Corp.	0.21-0.99	11/30/09- 12/02/09	19,653,964
15,205	Federal National Mortgage Assoc.	0.25-0.35	12/15/09- 01/15/10	15,397,019
	Total U.S. Government Agencies - Debenture Bonds (Cost $137,391,460)			137,391,460

	U.S. Government Obligations (6.2%)
62,000	U.S. Treasury Bills	0.19-0.50	10/01/09- 07/15/10	61,929,368
15,000	U.S. Treasury Note	0.28	03/31/10	15,108,756
	Total U.S. Government Obligations (Cost $77,038,124)			77,038,124

	Total Investments (Cost $1,237,687,777) (c)		100.7%	1,237,687,777
	Liabilities in Excess of Other Assets		(0.7)	(8,602,729)
	Net Assets		100.0%	$1,229,085,048

(a)	Rate Shown is the rate in effect at September 30, 2009.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
U.S. Government Agencies	$747,044,653	—	$747,044,653	—
U.S. Government Obligations	77,038,124	—	77,038,124	—
Repurchase Agreements	413,605,000	—	413,605,000	—
Total	$1,237,687,777	—	$1,237,687,777	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009